Document and Entity Information - shares	6 Months Ended
	Feb. 28, 2015	Jul. 22, 2015
Document and Entity Information:
Entity Registrant Name	Preferred Restaurant Brands, Inc.
Document Type	10-Q
Document Period End Date	Feb. 28, 2015
Trading Symbol	dixi
Amendment Flag	false
Entity Central Index Key	0001497074
Current Fiscal Year End Date	--08-31
Entity Common Stock, Shares Outstanding		46,493,262
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	Q2